ACQUISITION OF BUSINESSES - Infrastructure Services, Teekay Offshore Partners L.P. (Teekay Offshore) (Details)			6 Months Ended	12 Months Ended
	Jul. 03, 2018 USD ($)	Jul. 02, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill			$ 2,411,000,000	$ 2,411,000,000	$ 1,554,000,000
Teekay Offshore Partners L.P. (Teekay Offshore)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 275,000,000
Acquisition-related costs	0
Goodwill	547,000,000
Goodwill expected to be deductible for tax purposes	$ 0
Revenue of acquiree since acquisition date				181,000,000
Profit (loss) of acquiree since acquisition date				46,000,000
Revenue of acquiree as if combination occurred at beginning of period				334,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period				54,000,000
Fair value of investment immediately before acquiring control		$ 651,000,000
Less: Carrying value of investment immediately before acquisition		$ 447,000,000
Add: Amounts recognized in OCI			2,000,000
Remeasurement gain			206,000,000
Gain on extinguishment			44,000,000
Gain (loss) on acquisitions/dispositions, net			250,000,000	250,000,000
Total gain on acquisition attributable to non-controlling interest			135,000,000	135,000,000
Total gain on acquisition attributable to the partnership			115,000,000	$ 115,000,000
Teekay Offshore Partners L.P. (Teekay Offshore) | Warrants
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable	1,000,000
Gain on extinguishment			26,000,000
Teekay Offshore Partners L.P. (Teekay Offshore) | Debt
Disclosure of detailed information about business combination [line items]
Gain on extinguishment			$ 18,000,000
Teekay Offshore
Disclosure of detailed information about business combination [line items]
Economic interest		60.00%
Voting interest		49.00%
Teekay Offshore | Teekay Offshore Partners L.P. (Teekay Offshore)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	2.00%
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P. (Teekay Offshore) | Warrants
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable	1,000,000
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore
Disclosure of detailed information about business combination [line items]
Economic interest		60.00%
Voting interest		49.00%
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore | Teekay Offshore Partners L.P. (Teekay Offshore)
Disclosure of detailed information about business combination [line items]
Economic interest	60.00%
Voting interest	51.00%
Percentage of voting equity interests acquired	2.00%